EATON VANCE FOCUSED GROWTH OPPORTUNITIES FUND

EATON VANCE FOCUSED VALUE OPPORTUNITIES FUND

(the “Funds”)

Supplement to Prospectus and Statement of Additional Information (“SAI”)

dated July 1, 2025

as may be supplemented and/or revised from time to time

1.	The following replaces “Portfolio Managers” under “Management” in “Fund Summaries – Eaton Vance Focused Value Opportunities Fund” in the Funds’ Prospectus:

Portfolio Managers

Bradley T. Galko, CFA, Managing Director of Morgan Stanley and Vice President of Eaton Vance, has managed the Fund since February 2020.

Jason Kritzer, CFA, Managing Director of Morgan Stanley and Vice President of Eaton Vance, has managed the Fund since October 16, 2025.

2.	The following replaces the fourth paragraph under “Focused Value Opportunities Fund.” under “Management and Organization” in the Funds’ Prospectus:

Bradley T. Galko, CFA and Jason Kritzer, CFA manage the Fund. Mr. Galko has served as portfolio manager of the Fund since February 2020 and manages other Eaton Vance portfolios. Mr. Kritzer has served as portfolio manager of the Fund since October 16, 2025 and manages other Eaton Vance portfolios. Messrs. Galko and Kritzer are Managing Directors of Morgan Stanley and Vice Presidents of Eaton Vance and have been employees of the Morgan Stanley organization for more than five years.

3.	The following replaces Aaron S. Dunn in the tables under “Portfolio Managers.” in “Investment Advisory and Administrative Services” in the Funds’ SAI:

	Number of All Accounts	Total Assets of All Accounts	Number of Accounts Paying a Performance Fee	Total Assets of Accounts Paying a Performance Fee
Jason Kritzer(4)
Registered Investment Companies(3)	1	$835.8	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	0	$0	0	$0

(3)     Includes the Fund.

(4)     As of August 31, 2025.

Fund Name and Portfolio Managers	Dollar Range of Equity Securities Beneficially Owned in the Fund	Aggregate Dollar Range of Equity Securities Beneficially Owned in the Eaton Vance Family of Funds
Focused Value Opportunities Fund
Jason Kritzer	$0(1)	$500,001 - $1,000,000

(1)     As of August 31, 2025

October 16, 2025	48652-00 10.16.25